CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (61,089)	$ 69,920	$ (21,464)	$ (193,362)	$ (234,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in (earnings) losses of PE Investments	(28,148)	(7,683)	(82,592)	0	0
Equity in (earnings) losses of unconsolidated ventures	(3,644)	(630)	(2,885)	(88)	2,738
Depreciation and amortization	27,049	15,074	94,840	48,894	42,806
Amortization of premium/accretion of discount on investments	(20,297)	(13,958)	(63,743)	(141,393)	(157,284)
Interest accretion on investments	(4,443)	(321)	(1,549)	(1,827)	(7,094)
Amortization of deferred financing costs	1,078	929	4,947	1,797	4,995
Amortization of equity-based compensation		6,018	17,000	12,800	11,700
Unrealized (gain) loss on investments and other	123,086	(40,197)	(20,813)	429,604	418,602
Gain (Loss) on Sale of Investments	(8,023)	4,118
Gain on Sale of Investments			(44,606)	(60,485)	(98,651)
(Gain) loss on deconsolidation of N-Star CDOs	(3,355)	0	299,802	0	0
Gain (Loss) on Sale of Discontinued Operations and Gain (Loss) from Acquisitions			0	(2,079)	0
Reversal of Accrued Loss and Other Costs			0	(20,000)	0
Provision for Other Losses			0	0	20,000
Impairment of Real Estate			8,613	966	0
Distributions from PE Investments (refer to Note 6)	28,148	7,683	82,592	0	0
Distributions from unconsolidated ventures	541	788	4,744	2,656	709
Distributions from equity investments	4,764	0	7,028	0	0
Amortization of capitalized above/below market leases	(233)	(398)	(1,438)	(1,266)	(957)
Straight-line rental income, net	(318)	(898)	(2,713)	(3,342)	(1,839)
Provision for Investment Loss Cash Flow Impact			0	0	4,482
Provision for (reversal of) loan losses, net	1,886	2,336	(8,786)	23,037	52,980
Allowance for uncollectible accounts	0	744	1,138	833	445
Other	0	73	151	598	0
Discount received	71	2,194	7,815	20,348	5,068
Changes in assets and liabilities:
Restricted cash	(3,104)	3,979	(6,846)	495	(1,794)
Receivables	(2,081)	(2,161)	(10,912)	969	78
Other assets	(1,576)	3,123	(924)	(3,286)	(1,182)
Receivables, related parties	(3,907)	(651)	(11,946)	(5,932)	(1,131)
Accounts payable and accrued expenses	(9,879)	(11,519)	32,397	(21,490)	13,551
Other liabilities	328	(294)	4,857	24,405	5,359
Net cash provided by (used in) operating activities	62,255	30,033	284,668	112,869	79,563
Cash flows from investing activities:
Acquisition of operating real estate, net	0	(117,184)	(1,624,959)	(298,776)	(4,028)
Improvements of operating real estate	(2,229)	(2,772)	(11,028)	(4,485)	0
Deferred costs and intangible assets	0	(136)	(776)	(575)	(1,820)
Proceeds from Sale of Real Estate Held-for-investment			17,687	13,369	130,584
Origination of real estate debt investments, net	(139,886)	(11,322)	(744,209)	(308,774)	(97,509)
Payments to Acquire Loans Receivable			(56,301)	(36,961)	(187,293)
Proceeds from Sale, Maturity and Collection of Investments	8,952	0	106,845	18,109	208,748
Repayments on real estate debt investments	12,190	20,530	274,029	239,588	306,498
Investment in PE Investments (refer to Note 6)	(1,836)	(259,143)	(664,392)	0
Distributions from PE Investments (refer to Note 6)	48,449	9,513	135,607	0
Investment in and advances to unconsolidated ventures	(493)	(5,702)	(109,218)	(17,684)	(11,399)
Distributions from unconsolidated ventures	256	474	11,782	487	986
Payments to Acquire Available-for-sale Securities	(7,872)	0	(2,800)	(89,041)	(348,212)
Proceeds from the sale of real estate securities, available for sale	22,166	20,114	223,992	343,900
Repayments on real estate securities, available for sale	5,646	67,928	187,622	229,870	96,959
Change in restricted cash	999	(3,239)	(30,736)	(5,084)	(237,262)
Payments to Acquire Equity Method Investments			0	0	(10,796)
Other assets	(7,321)	(26,570)	1,695	(32,347)	4,340
Net cash provided by (used in) investing activities	(60,979)	(307,509)	(2,285,160)	67,635	211,669
Cash flows from financing activities:
Borrowings from mortgage notes	0	101,756	1,252,085	241,400	37,445
Repayments of mortgage notes	(2,711)	(2,536)	(21,272)	(8,987)	(221,931)
Proceed from Reissuance of Bonds			23,725	89,637
Proceeds from Issuance of Secured Debt			0	10,000	64,744
Repayments of CDO bonds	(30,186)	(230,454)	(655,575)	(693,705)	(386,167)
Repurchases of CDO bonds	0	(6,543)	(44,222)	(98,818)	(75,314)
Proceeds From Securitization Bonds Payable			0	98,131	0
PaymentsOnSecuritizationBondsPayable			(15,794)	0	0
Borrowings from credit facilities	0	8,060	147,748	134,775	65,566
Repayments of credit facilities	(8,008)	(13,643)	(138,798)	(137,946)	(1,307)
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities			(105)	(18)	(22,199)
Repurchases and repayment of exchangeable senior notes			(35,710)	0	0
Payment of deferred financing costs	(503)	(1,872)	(17,771)	(7,962)	(4,305)
Purchase of derivative instruments	0	(3,704)	(9,563)	(8,920)	(8,500)
Settlement of Derivative			0	(11,175)	(26,890)
Collateral Held by Swap Counter Party			0	0	23,281
Change in restricted cash	17,362	137,541	134,504	(41,524)	312,331
Proceeds from Contributed Capital	0	233,712	1,550,171	549,368	0
Payments of Capital Distribution	(108,988)	0	(78)	(78)	(15,801)
Contributions from non-controlling interests	198	1,423	19,774	8,755	144
Distributions to non-controlling interests	(673)	(203)	(1,404)	(7,052)	(13,202)
Net cash provided by (used in) financing activities	(133,509)	223,496	2,187,715	115,881	(272,105)
Net increase (decrease) in cash and cash equivalents	(132,233)	(53,980)	187,223	296,385	19,127
Cash and cash equivalents—beginning of period	627,460	440,237	440,237	143,852	124,725
Cash and cash equivalents—end of period	495,227	386,257	627,460	440,237	143,852
Term Asset-Backed Securities Loan Facility | Secured term loans
Cash flows from financing activities:
Repayments of CDO bonds	$ 0	$ (41)